SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reserve for doubtful accounts	$ 98,858	$ 133,985
Inventory reserve	9,871	9,871
Advertising expenses	$ 64,089	$ 136,187
Three Customers [Member]
Gross outstanding trade receivables, Percentage	61.00%	79.00%
Concentration of Credit Risk	76.00%	76.00%